Subsequent Event (Details) $ in Billions	Feb. 18, 2023 CAD ($)
Announcing or commencing implementation of major restructuring | Elk Valley Resources Ltd.
Disclosure of non-adjusting events after reporting period [line items]
Proportion of ownership interest in subsidiary	87.50%
Potential ordinary share transactions | NSC
Disclosure of non-adjusting events after reporting period [line items]
Equity interests of acquirer	$ 1.0